Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000193014 | HEICO Corp.FR_422806109
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000193014 | Casey's General Stores, Inc.FR_147528103
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000193014 | MSCI, Inc.FR_55354G100
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000193014 | Waste Connections, Inc.FR_94106B101
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000193014 | Tyler Technologies, Inc.FR_902252105
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000193014 | STERIS PLCFR_G8473T100
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000193014 | W.R. Berkley Corp.FR_084423102
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000193014 | Monolithic Power Systems, Inc.FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000193014 | IQVIA Holdings, Inc.FR_46266C105
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000193014 | Lennox International, Inc.FR_526107107
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000193014 | Sector EquityConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.70%
C000193014 | Sector EquityConsumer Staples
Holdings [Line Items]
Percent of Total Investments	6.00%
C000193014 | Sector EquityFinancials
Holdings [Line Items]
Percent of Total Investments	16.40%
C000193014 | Sector EquityHealthcare
Holdings [Line Items]
Percent of Total Investments	17.50%
C000193014 | Sector EquityInformation Technology
Holdings [Line Items]
Percent of Total Investments	25.40%
C000193014 | Sector EquityIndustrials
Holdings [Line Items]
Percent of Total Investments	30.00%
C000193014 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000193014 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020635 | HEICO Corp.FR_422806109
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000020635 | Casey's General Stores, Inc.FR_147528103
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000020635 | MSCI, Inc.FR_55354G100
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000020635 | Waste Connections, Inc.FR_94106B101
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000020635 | Tyler Technologies, Inc.FR_902252105
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000020635 | STERIS PLCFR_G8473T100
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000020635 | W.R. Berkley Corp.FR_084423102
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000020635 | Monolithic Power Systems, Inc.FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000020635 | IQVIA Holdings, Inc.FR_46266C105
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000020635 | Lennox International, Inc.FR_526107107
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000020635 | Sector EquityConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.70%
C000020635 | Sector EquityConsumer Staples
Holdings [Line Items]
Percent of Total Investments	6.00%
C000020635 | Sector EquityFinancials
Holdings [Line Items]
Percent of Total Investments	16.40%
C000020635 | Sector EquityHealthcare
Holdings [Line Items]
Percent of Total Investments	17.50%
C000020635 | Sector EquityInformation Technology
Holdings [Line Items]
Percent of Total Investments	25.40%
C000020635 | Sector EquityIndustrials
Holdings [Line Items]
Percent of Total Investments	30.00%
C000020635 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000020635 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.00%